ACQUISITIONS - Income Producing Properties - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination
Revenue	$ 247,483	$ 244,683	[1]
Net income	465,357	357,748	[1]
Income-producing properties
Disclosure of detailed information about business combination
Revenue	20,100	2,800
Net income	33,200	1,600
Revenue of combined entity as if combination occurred at beginning of period	35,400	10,400
Net income of combined entity as if combination occurred at beginning of period	$ 56,700	$ 7,000

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).